Intangible Assets and Goodwill - Impairment test for goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Goodwill impairment	R$ 0	R$ 0	R$ 0
Core
Intangible assets and goodwill
Value in use	3,688,516	R$ 3,695,227
Carrying amount	R$ 3,052,295
Gross margin (as a percent)	78.00%	79.70%
Discount rate (as a percent)	13.20%	11.70%
Core | Budget period
Intangible assets and goodwill
Growth rate (as a percent)	10.30%	13.80%
Core | Beyond budget period
Intangible assets and goodwill
Growth rate (as a percent)	3.00%	3.30%
Core | Sensitivity analysis: decrease in management estimate
Intangible assets and goodwill
Gross margin (as a percent)	76.50%
Core | Sensitivity analysis: increase in management estimate
Intangible assets and goodwill
Increase in basis points	1.50%
Supplemental
Intangible assets and goodwill
Value in use	R$ 1,491,994	R$ 1,758,097
Carrying amount	R$ 880,409
Gross margin (as a percent)	80.90%	86.50%
Discount rate (as a percent)	14.50%	12.90%
Supplemental | Budget period
Intangible assets and goodwill
Growth rate (as a percent)	18.00%	16.40%
Supplemental | Beyond budget period
Intangible assets and goodwill
Growth rate (as a percent)	3.00%	3.30%
Supplemental | Sensitivity analysis: decrease in management estimate
Intangible assets and goodwill
Gross margin (as a percent)	79.40%
Supplemental | Sensitivity analysis: increase in management estimate
Intangible assets and goodwill
Discount rate (as a percent)	16.00%
Supplemental | Sensitivity analysis: management estimate
Intangible assets and goodwill
Discount rate (as a percent)	14.50%